UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-03828

Name of Registrant:	Seligman Municipal Fund Series, Inc.

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2010 – 06/06/2011*

* Through the Merger Date for each merged Fund as noted below.

Fund	Notes
Seligman Minnesota Municipal Fund	On 04/11/2011 (the Merger Date), the Fund merged into Columbia Minnesota Tax-Exempt Fund, a series of Columbia Funds Series Trust II.
Seligman National Municipal Fund	On 06/06/2011 (the Merger Date), the Fund merged into Columbia Tax-Exempt Fund, a series of Columbia Funds Series Trust I.
Seligman New York Municipal Fund	On 06/06/2011 (the Merger Date), the Fund merged into Columbia New York Tax-Exempt Fund, a series of Columbia Funds Series Trust I.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03828

Reporting Period: 07/01/2010 - 06/06/2011

Seligman Municipal Fund Series, Inc.

Item 1. Proxy Voting Record

====================== SELIGMAN MINNESOTA MUNICIPAL FUND ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== SELIGMAN NATIONAL MUNICIPAL FUND =======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== SELIGMAN NEW YORK MUNICIPAL FUND =======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman Municipal Fund Series, Inc.

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.